Additional Disclosures on Financial Instruments - Financial assets, by class (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Carrying amount	€ 228,742	€ 353,260
Financial assets measured at amortized cost | Cash at banks and petty cash
Disclosure of financial assets [line items]
Carrying amount	103,132	129,856
Financial assets measured at amortized cost | Fixed term deposit
Disclosure of financial assets [line items]
Carrying amount	119,561	119,664
Financial assets measured at amortized cost | Security deposits
Disclosure of financial assets [line items]
Carrying amount	5,870	3,821
Fair value	5,783
Financial assets measured at amortized cost | Other financial assets
Disclosure of financial assets [line items]
Carrying amount	16
FVTPL | Money Market Funds
Disclosure of financial assets [line items]
Carrying amount		99,919
Fair value		€ 99,919
FVTPL | Derivative financial assets
Disclosure of financial assets [line items]
Carrying amount	163
Fair value	€ 163